IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Credit Risk [line items]
Past due loans	$ 1,522	$ 1,708
Residential mortgages [member]
Credit Risk [line items]
Past due loans	804	874
Personal [member]
Credit Risk [line items]
Past due loans	223	247
Credit card [member]
Credit Risk [line items]
Past due loans	306	331
Business and government [member]
Credit Risk [line items]
Past due loans	189	$ 256
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,406
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	804
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	223
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	190
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	189
Later than three months [member]
Credit Risk [line items]
Past due loans	116
Later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	0
Later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	0
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	116
Later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	$ 0